UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

November 13, 2002       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 25

Form 13F Information Table Value Total:	$186,732,108.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                                		Market          Voting
Name of Issuer 				   Class  Quantity    Cusip         Value           Authority
3M COMPANY                               com   246594       88579Y101   $27,117,942      sole
PROCTER & GAMBLE                         com   257701       742718109   $23,033,315      sole
PHILIP MORRIS                            com   476245       718154107   $18,478,312      sole
CATERPILLAR                              com   488410       149123101   $18,178,616      sole
DUPONT                                   com   496216       263534109   $17,898,512      sole
EXXON MOBIL                              com   402753       30231G102   $12,847,832      sole
GENERAL MOTORS                           com   290202       370442105   $11,288,877      sole
CITIGROUP                                com   328986       172967101    $9,754,437      sole
CHEVRONTEXACO                            com   127105       166764100    $8,801,993      sole
GENERAL ELECTRIC                         com   351942       369604103    $8,675,370      sole
MERCK                                    com   153381       589331107    $7,011,030      sole
SBC COMMUNICATIONS, INC.                 com   345607       78387G103    $6,946,703      sole
AMERICAN EXPRESS                         com   219143       025816109    $6,832,879      sole
IBM                                      com   103495       459200101    $6,034,793      sole
ALLSTATE                                 com    22861       020002101      $812,709      sole
DELPHI CORPORATON                        com    59684       247126105      $510,298      sole
TRAVELERS PPTY CAS CP CL B               com    28637       89420G406      $387,452      sole
AMERICAN INTERNATIONAL GP                com     6935       026874107      $379,345      sole
VERIZON                                  com    13199       92343V104      $362,181      sole
COCA COLA                                com     7380       191216100      $353,945      sole
JOHNSON & JOHNSON                        com     4472       478160104      $241,846      sole
SPYDER                                   com     2651       78462F103      $216,825      sole
BELL SOUTH                               com    10808       079860102      $198,435      sole
AMERICAN ONLINE INC                      com    15950       00184a105      $186,615      sole
TRAVELERS PPTY CAS CP CL A               com    13776       89420G109      $181,846      sole
                                                                       $186,732,108

